Summary of significant accounting policies - Contract balance (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Summary of significant accounting policies
Contract assets	$ 25,373,383	$ 34,255,318
Customer deposits	$ 525,882,552	$ 740,013,355